Income Taxes - Summary of Components of Tax Expenses and Benefit (Detail) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017
Major components of tax expense (income) [abstract]
Current	$ 12,804	$ 5,613
Deferred
Temporary differences including tax losses	(175,679)	(177,342)
Withholding taxes	22,231	17,716
Deferred tax expense (income)	(153,448)	(159,626)
Net income statement benefit for income taxes	$ (140,644)	$ (154,013)